Stockholders' Equity and Regulatory Capital - Summary of Company's and Bank's Capital Position and Bank's Capital Compared to Minimum Regulatory Capital Requirements (Detail) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 172,716
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount	169,645
Core (tier 1) capital (to average total assets), Actual Amount	169,645
Tier 1 risk-based capital (to adjusted tangible assets), Actual Amount	169,645
Total risk-based capital (to risk-weighted assets), Actual Ratio	35.67%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio	35.03%
Core (tier 1) capital (to average total assets), Actual Ratio	13.41%
Tier 1 risk-based capital (to adjusted tangible assets), Actual Ratio	13.41%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount	38,740
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount	19,370
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Amount	50,586
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Amount	18,970
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	8.00%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	4.00%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Ratio	4.00%
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Ratio	1.50%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	48,426
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	29,055
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Amount	63,233
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	10.00%
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	6.00%
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Ratio	5.00%
Clifton Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount		249,980
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount		246,505
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount		246,505
Core (tier 1) capital (to average total assets), Actual Amount		246,505
Total risk-based capital (to risk-weighted assets), Actual Ratio		45.96%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio		45.33%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio		45.33%
Core (tier 1) capital (to average total assets), Actual Ratio		21.55%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount		43,508
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount		32,631
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Amount		24,473
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Amount		45,752
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		8.00%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		6.00%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		4.50%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Ratio		4.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount		54,385
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount		43,508
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Amount		35,350
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Amount		57,189
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio		10.00%
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio		8.00%
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Ratio		6.50%
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Ratio		5.00%
Clifton Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual Amount		371,957
Tier 1 risk-based capital (to risk-weighted assets), Actual Amount		368,482
Common equity (tier 1) capital (to risk-weighted assets), Actual Amount		368,482
Core (tier 1) capital (to average total assets), Actual Amount		368,482
Total risk-based capital (to risk-weighted assets), Actual Ratio		67.51%
Tier 1 risk-based capital (to risk-weighted assets), Actual Ratio		66.88%
Common equity (tier 1) capital (to risk-weighted assets), Actual Ratio		66.88%
Core (tier 1) capital (to average total assets), Actual Ratio		30.88%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount		44,075
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount		33,056
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Amount		24,792
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Amount		47,735
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		8.00%
Tier 1 risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		6.00%
Common equity (tier 1) capital (to risk-weighted assets), Minimum Capital Adequacy Ratio		4.50%
Core (tier 1) capital (to average total assets), Minimum Capital Adequacy Ratio		4.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount		55,094
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount		44,075
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Amount		35,811
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Amount		$ 59,669
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio		10.00%
Tier 1 risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio		8.00%
Common equity (tier 1) capital (to risk-weighted assets) For Classifications as Well-Capitalized Ratio		6.50%
Core (tier 1) capital (to average total assets), For Classification as Well-Capitalized Ratio		5.00%